FORM 13F
INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
        (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                    REPORT OF THE QUARTER ENDED SEPTEMBER 30, 2001
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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)
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                         IF AMENDED REPORT, CHECK HERE:

Name  of  Institutional  Investment  Manager:
VILLANOVA  MUTUAL  FUND  CAPITAL  TRUST
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Business Address:
THREE NATIONWIDE PLAZA      COLUMBUS,      OH      43216
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Street                      City           State   Zip
Name,  Phone  No.,  and  Title  of Person duly Authorized to Submit This Report:
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ATTENTION - International misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

FORM  13  F  FILE  NUMBER:  28-05161
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously-submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager caused this report to be signed on its behalf in the City of Columbus and the State of Ohio on the 15th day of May, 2001.

                                      VILLANOVA MUTUAL FUND CAPITAL TRUST
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                                      (Name of Institutional Investment Manager)
                                      Kevin S. Crossett
                                      Vice President - Associate General Counsel
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              (Manual signature of Person Duly Authorized to submit this Report)

Report Type (Check only one):
     13 F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.)
     [X] 13F NOTICE. (check here if no holdings reported are in this report and all holdings are reported in by other reporting manager(s).)
     13F COMBINATION REPORT. (check here if a portion if the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
Manager: (If there are no entries in this list, omit this section.)
                        FORM CONTINUED ON FOLLOWING PAGE

                               Form  13F  Villanova  Summary  Page


 Report  Summary:  13F  Notice  Filing



List  of  Other  Managers  Reporting  for  this  Manager:

13F  File  Number          Name

28-203                     Oppenheimer  Management  Corporation